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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------

Check here if Amendment [ ]; Amendment Number: ________

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
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
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Institutional Investment Manager Filing this Report:

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
Name:     Tamalpais Asset Management LP
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Address:  3 Harbor Dr Ste. 204
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          Sausalito, CA 94965
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Form 13F File Number: 28-12446
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   Darren Huber
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Title:  Chief Compliance Officer
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Phone:  415-289-3606
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Signature, Place, and Date of Signing:

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
/s/ Darren Huber    Sausalito, CA    August 6, 2009
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  [Signature]       [City, State]        [Date]
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Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   37
                                         ------------

Form 13F Information Table Value Total:   $128,616
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                                         (thousands)

List of Other Included Managers:         NONE
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Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5     COLUMN 6    COLUMN 7     COLUMN 8
--------                     ----------------- --------- -------- ---------------- ----------  -------- -----------------
                                                                                                             VOTING
                                                                  SHRS OR                                  AUTHORITY
                                                          VALUE   ------- SH/ PUT/ INVESTMENT   OTHER   -----------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION  MANAGERS SOLE  SHARED NONE
--------------               ----------------- --------- -------- ------- --- ---- ----------  -------- ----- ------ ----
ALCATEL LUCENT TECHNOLOGIES
 INC........................ DBCV 2.875% 6/1   549463AH0 $ 2,151    3,000 PRN        SOLE               SOLE
ALLIANT TECHSYSTEMS INC..... NOTE 2.750% 9/1   018804AN4 $ 3,668    3,500 PRN        SOLE               SOLE
AMERIGROUP CORP............. NOTE 2.000% 5/1   03073TAB8 $ 1,786    2,000 PRN        SOLE               SOLE
ARCELORMITTAL SA
 LUXEMBOURG................. NOTE 5.000% 5/1   03938LAK0 $ 2,530    2,000 PRN        SOLE               SOLE
BARRICK GOLD CORP/PLACER
 DOME INC................... DBCV 2.750% 10/1  725906AK7 $ 8,481    6,000 PRN        SOLE               SOLE
BRISTOW GROUP INC........... PFD CNV 5.50%     110394400 $ 2,858   70,000 PRN        SOLE               SOLE
CIENA CORP.................. NOTE 0.250% 5/0   171779AB7 $ 2,655    4,000 PRN        SOLE               SOLE
COEUR D ALENE MINES CORP
 IDA........................ NOTE 3.250% 3/1   192108AR9 $ 3,128    4,200 PRN        SOLE               SOLE
CONEXANT SYSTEMS INC........ NOTE 4.000% 3/0   207142AH3 $   463    1,000 PRN        SOLE               SOLE
D R HORTON INC.............. NOTE 2.000% 5/1   23331ABB4 $ 9,633   10,000 PRN        SOLE               SOLE
EASTMAN KODAK CO............ NOTE 3.375% 10/1  277461BE8 $ 2,446    3,000 PRN        SOLE               SOLE
EURONET WORLDWIDE INC....... NOTE 3.500% 10/1  298736AF6 $ 7,240    8,235 PRN        SOLE               SOLE
HECLA MNG CO................ 6.5% CONV PFD     422704304 $ 4,077  128,194 PRN        SOLE               SOLE
HOLOGIC INC................. FRNT 2.000% 12/1  436440AA9 $11,427   16,000 PRN        SOLE               SOLE
ITRON INC................... COM               465741106 $ 1,322   24,000  SH        SOLE               SOLE
LAWSON SOFTWARE INC NEW..... NOTE 2.500% 4/1   52078PAA0 $ 2,790    3,230 PRN        SOLE               SOLE
LEGG MASON INC.............. UNIT 99/99/9999   524901303 $ 1,626   64,021 PRN        SOLE               SOLE
LIFEPOINT HOSPITALS INC..... NOTE 3.500% 5/1   53219LAH2 $ 5,230    6,500 PRN        SOLE               SOLE
MICRON TECHNOLOGY INC....... NOTE 1.875% 6/0   595112AH6 $ 1,185    2,000 PRN        SOLE               SOLE
NII HLDGS INC............... NOTE 3.125% 6/1   62913FAJ1 $ 5,614    7,250 PRN        SOLE               SOLE
PROTEIN DESIGN LABS INC..... NOTE 2.000% 2/1   74369LAF0 $ 2,155    2,500 PRN        SOLE               SOLE
SANDISK CORP................ NOTE 1.000% 5/1   80004CAC5 $ 9,546   15,000 PRN        SOLE               SOLE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5     COLUMN 6    COLUMN 7     COLUMN 8
--------                    ----------------- --------- -------- ---------------- ----------  -------- -----------------
                                                                                                            VOTING
                                                                 SHRS OR                                  AUTHORITY
                                                         VALUE   ------- SH/ PUT/ INVESTMENT   OTHER   -----------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION  MANAGERS SOLE  SHARED NONE
--------------              ----------------- --------- -------- ------- --- ---- ----------  -------- ----- ------ ----
SPDR TR....................       UNIT SER 1  78462F103 $   467   5,081  SH         SOLE               SOLE
ALTERNATIVE ASSET MGMT
 ACQU...................... *W EXP 08/01/201  02149U119 $     2  17,500  SH         SOLE               SOLE
HIGHLANDS ACQUISITION CORP. *W EXP 10/03/201  430880112 $     2  20,000  SH         SOLE               SOLE
SPORTS PPTYS ACQUISITION
 CORP...................... *W EXP 01/17/201  84920F115 $     2  20,000  SH         SOLE               SOLE
IDEATION ACQUISITION CORP.. *W EXP 11/19/201  451665111 $    15  29,500  SH         SOLE               SOLE
KBL HEALTHCARE ACQUIS CORP
 I......................... *W EXP 07/18/201  48241N115 $     4  15,000  SH         SOLE               SOLE
HICKS ACQUISITION CO I INC. *W EXP 09/28/201  429086127 $     1  10,000  SH         SOLE               SOLE
ST MARY LD & EXPL CO....... NOTE 3.500% 4/0   792228AD0 $10,468  12,413  PRN        SOLE               SOLE
SUNPOWER CORP.............. DBCV 1.250% 2/1   867652AA7 $ 1,598   2,000  PRN        SOLE               SOLE
TEVA PHARMACEUTICAL FIN
 LLC....................... DBCV 0.250% 2/0   88163VAE9 $ 2,217   2,000  PRN        SOLE               SOLE
THERMO FISHER/ APOGENT
 TECHNOLOGIES INC.......... DBCV 12/1         03760AAK7 $ 4,165   3,000  PRN        SOLE               SOLE
USEC INC................... NOTE 3.000% 10/0  90333EAC2 $ 4,231   6,504  PRN        SOLE               SOLE
WEBMD CORP................. NOTE 3.125% 9/0   94769MAG0 $ 3,417   3,500  PRN        SOLE               SOLE
WESCO INTL INC............. NOTE 1.750% 11/1  95082PAG0 $ 6,397   7,682  PRN        SOLE               SOLE
WESTERN REFNG INC.......... NOTE 5.750% 6/1   959319AC8 $ 3,619   4,000  PRN        SOLE               SOLE